Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	€ 933	€ 662
Value added tax and sales taxes payable	335	291
Other current liabilities	74	25
Total	€ 1,342	€ 978